OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
OTHER INCOME
Currency exchange service income	$ 201,030		$ 67,000	$ 4,670
IPO subscription service charge income	169,336		159,682	26,537
Enterprise public relations service charge income	96,327		29,988	16,156
Underwriting fee income	86,880		30,797	19,579
Funds distribution service income	68,856		42,658	10,447
Market information and data income	43,921		18,463	2,692
Others	17,745		6,469	5,206
Total	$ 684,095	$ 87,709	$ 355,057	$ 85,287